CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 28, 2019	Sep. 29, 2018
Cash Flows from Operating Activities:
Net income	$ 45,692	$ 32,594
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	21,220	18,218
Amortization of deferred financing fees	1,694	2,774
Stock-based compensation	10,399	10,031
Deferred income taxes	9,874	916
Impairment of long-lived assets	540	598
Gain on disposal of long-lived assets	0	(20)
Changes in operating assets and liabilities:
Accounts receivable, net	(12,086)	5,197
Inventory	(64,136)	17,373
Other current assets	(1,076)	(3,104)
Accounts payable and accrued expenses	16,692	39,261
Taxes payable	(3,556)	(6,099)
Other	1,301	1,095
Net cash provided by operating activities	26,558	118,834
Cash Flows from Investing Activities:
Purchases of property and equipment	(24,249)	(13,339)
Purchases of intangibles, net	(14,991)	(10,752)
Proceeds from sale of long-lived assets	0	165
Net cash used in investing activities	(39,240)	(23,926)
Cash Flows from Financing Activities:
Repayments of long-term debt	(34,875)	(90,663)
Cash paid for repurchase of common stock	0	(1,967)
Proceeds from employee stock transactions	2,708	53
Taxes paid in connection with exercise of stock options	0	(57)
Payments of dividends	(636)	(2,523)
Payments of offering costs	0	(1,315)
Net cash used in financing activities	(32,803)	(96,472)
Effect of exchange rate changes on cash	(9)	14
Net decrease in cash	(45,494)	(1,550)
Cash, beginning of period	80,051	53,650
Cash, end of period	34,557	52,100
Supplemental disclosure of cash flow information
Change in accrual for property and equipment	339	301
Accrued dividends	$ 0	$ 103